UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 –	Schedule of Investments

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value
	Chase Issuance Trust Series 2007-A11 Class A11, 1.423%,
	7/16/12 (a)	$3,500	$3,180,076
	First Franklin Mortgage Loan Asset Backed Certificates Series
	2005-FF2 Class M2, 1.423%, 3/25/35 (a)	5,890	1,767,000
	GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%,	3,474	3,120,195
	11/25/34 (a)
	Securitized Asset Backed Receivables LLC Trust Series 2005-OP2
	Class M1, 1.825%, 10/25/35 (a)	1,875	1,089,277
	Small Business Administration Participation Certificates Series
	1996-20E Class 1, 7.60%, 5/01/16	433	448,740
	Small Business Administration Participation Certificates Series
	1996-20F Class 1, 7.55%, 6/01/16	554	573,421
	Small Business Administration Participation Certificates Series
	1996-20G Class 1, 7.70%, 7/01/16	401	416,680
	Small Business Administration Participation Certificates Series
	1996-20H Class 1, 7.25%, 8/01/16	651	673,230
	Small Business Administration Participation Certificates Series
	1996-20K Class 1, 6.95%, 11/01/16	1,013	1,045,118
	Small Business Administration Participation Certificates Series
	1997-20C Class 1, 7.15%, 3/01/17	449	465,046
	Sterling Bank Trust Series 2004-2 Class Note,
	2.081%, 3/30/30 (b)	7,644	444,309
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)	11,679	784,699
	Total Asset-Backed Securities - 3.5%		14,007,791
Industry	Corporate Bonds
Diversified Financial	Structured Asset Repackaged Trust, 4.919%, 1/21/10	1,431	972,941
Services - 0.2%
	Total Corporate Bonds - 0.2%		972,941
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 6/01/33 - 12/15/38 (c)(d)	110,176	110,959,984
	5.50%, 6/01/21 - 12/15/38 (c)(d)	148,231	150,632,150
	5.97%, 8/01/16	3,125	3,284,264
	6.00%, 10/01/36 - 12/15/38 (c)	20,715	21,189,085
	6.50%, 7/01/36 - 12/15/38 (d)	99,910	102,711,636
	7.50%, 2/01/22	-(e)	188
	8.00%, 10/01/09 - 5/01/22	9	9,285
	9.50%, 1/01/19 - 9/01/19	4	3,938
	Freddie Mac Mortgage Participation Certificates:
	4.51%, 11/01/17 (a)	24	24,653
	4.991%, 10/01/34 (a)	644	640,561
	5.00%, 12/1/1934	5,101	5,143,501
	5.50%, 12/01/21 - 3/01/22 (c)(f)	7,232	7,349,432
	5.983%, 1/01/35 (a)(f)	218	216,425
	6.00%, 12/15/38 (d)	6,700	6,844,465
	6.50%, 12/15/38 (d)	100	102,875
	8.00%, 11/01/15	2	2,189
	9.00%, 9/01/20 (c)(f)	101	109,986

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
U.S. Government Agency Mortgage-Backed Securities	(000)	Value
Ginnie Mae MBS Certificates:
6.50%, 12/15/38 (d)	$10,800	$11,066,630
7.00%, 10/15/17	32	33,072
7.50%, 8/15/21 - 12/15/23	354	375,452
8.00%, 10/15/22 - 2/15/29	156	166,991
9.00%, 6/15/18 - 9/15/21	12	13,577
Total U.S. Government Agency Mortgage-Backed
Securities - 101.5%		420,880,339
U.S. Government Agency Mortgage-Backed Securities -
Collateralized Mortgage Obligations
Fannie Mae Trust Series 7 Class 2, 8.50%, 4/01/17 (b)	8	1,514
Fannie Mae Trust Series 89 Class 2, 8%, 10/01/18 (b)	17	2,912
Fannie Mae Trust Series 94 Class 2, 9.50%, 8/01/21 (b)	5	1,150
Fannie Mae Trust Series 203 Class 1, 0%, 2/01/23 (g)	34	29,274
Fannie Mae Trust Series 228 Class 1, 0%, 6/01/23 (g)	24	22,246
Fannie Mae Trust Series 273 Class 1, 0%, 8/01/26 (g)	191	166,353
Fannie Mae Trust Series 328 Class 1, 0%, 12/01/32 (g)	3,814	3,264,458
Fannie Mae Trust Series 338 Class 1, 0%, 7/01/33 (g)	3,194	2,735,514
Fannie Mae Trust Series 1990-123 Class M, 1.01%, 10/25/20 (b)	35	886
Fannie Mae Trust Series 1990-136 Class S, 0.015%, 11/25/20 (b)	22,063	28,875
Fannie Mae Trust Series 1991-7 Class J, 0%, 2/25/21 (g)	35	30,043
Fannie Mae Trust Series 1991-38 Class F, 8.325%, 4/25/21 (a)	34	34,278
Fannie Mae Trust Series 1991-38 Class N, 1.009%, 4/25/21 (b)	26	214
Fannie Mae Trust Series 1991-38 Class SA, 10.186%, 4/25/21 (a)	34	34,234
Fannie Mae Trust Series 1991-46 Class S,
1.403%, 5/25/21 (b)	161	9,145
Fannie Mae Trust Series 1991-87 Class S, 25.44%, 8/25/21 (a)	92	121,527
Fannie Mae Trust Series 1991-99 Class L, 0.93%, 8/25/21 (b)	196	4,484
Fannie Mae Trust Series 1991-139 Class PT,
0.648%, 10/25/21 (b)	358	6,354
Fannie Mae Trust Series 1991-167 Class D, 0%, 10/25/17 (g)	23	22,999
Fannie Mae Trust Series 1993-51 Class E, 0%, 2/25/23 (g)	114	96,212
Fannie Mae Trust Series 1993-70 Class A, 0%, 5/25/23 (g)	20	17,193
Fannie Mae Trust Series 1993-199 Class SB,
2.625%, 10/25/23 (b)	1,831	207,412
Fannie Mae Trust Series 1993-214 Class SH,
14.638%, 12/25/08 (a)	2	1,713
Fannie Mae Trust Series 1993-247 Class SN, 10%, 12/25/23 (a)	739	793,816
Fannie Mae Trust Series 1993-249 Class B, 0%, 11/25/23 (g)	1,663	1,579,928
Fannie Mae Trust Series 1994-33 Class SG,
3.225%, 3/25/09 (b)	80	855
Fannie Mae Trust Series 1996-68 Class SC,
2.257%, 1/25/24 (b)	1,401	103,178
Fannie Mae Trust Series 1997-50 Class SI, 1.20%, 4/25/23 (a)(b)	562	21,116
Fannie Mae Trust Series 1997-90 Class M, 6%, 1/25/28 (b)	11,184	1,989,704
Fannie Mae Trust Series 1999-W4 Class IO, 6.50%, 12/25/28 (b)	534	68,354

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities -	Par
Collateralized Mortgage Obligations	(000)	Value
Fannie Mae Trust Series 1999-W4 Class PO, 0%, 2/25/29 (g)	$285	$231,605
Fannie Mae Trust Series 2002-13 Class PR, 0%, 3/25/32 (g)	749	666,175
Fannie Mae Trust Series 2003-9 Class BI, 5.50%, 10/25/22 (b)	3,114	228,378
Fannie Mae Trust Series 2003-32 Class VT, 6%, 9/25/15	6,338	6,483,442
Fannie Mae Trust Series 2003-51 Class IE, 5.50%, 4/25/26 (b)	142	56
Fannie Mae Trust Series 2003-55 Class GI, 5%, 7/25/19 (b)	3,763	198,952
Fannie Mae Trust Series 2003-66 Class CI, 5%, 7/25/33 (b)	5,084	745,162
Fannie Mae Trust Series 2003-88 Class TI, 4.50%, 11/25/13 (b)	1,222	12,259
Fannie Mae Trust Series 2003-122 Class IC, 5%, 9/25/18 (b)	3,741	130,889
Fannie Mae Trust Series 2003-135 Class PB, 6%, 1/25/34	12,264	12,588,135
Fannie Mae Trust Series 2004-13 Class IG, 5%, 10/25/22 (b)	1,373	15,098
Fannie Mae Trust Series 2004-28 Class PB, 6%, 8/25/28	2,493	2,509,442
Fannie Mae Trust Series 2004-29 Class HC, 7.50%, 7/25/30	1,850	1,925,588
Fannie Mae Trust Series 2004-31 Class ZG, 7.50%, 5/25/34	2,582	2,845,693
Fannie Mae Trust Series 2004-90 Class JH,
1.828%, 11/25/34 (b)	24,745	1,395,692
Fannie Mae Trust Series 2005-43 Class IC, 6%, 3/25/34 (b)	704	163,733
Fannie Mae Trust Series 2005-55 Class SB, 1.278%, 7/25/35 (b)	10,721	565,690
Fannie Mae Trust Series 2005-68 Class PC, 5.50%, 7/25/35	2,166	2,234,502
Fannie Mae Trust Series 2005-73 Class DS, 16.325%, 8/25/35 (a)	4,955	5,199,317
Fannie Mae Trust Series 2005-73 Class ST,
1.258%, 8/25/35 (b)	11,358	608,458
Fannie Mae Trust Series 2006-2 Class KP, 0%, 2/25/35 (a)	1,221	1,065,046
Fannie Mae Trust Series 2006-8 Class WL, 3.874%, 3/25/36 (a)(b)	5,552	189,151
Fannie Mae Trust Series 2006-36 Class SP, 1.828%, 5/25/36 (b)	41,693	2,756,128
Fannie Mae Trust Series 2006-38 Class Z, 5%, 5/25/36	905	879,968
Fannie Mae Trust Series 2006-101 Class SA,
3.204%, 10/25/36 (b)	31,325	2,405,266
Fannie Mae Trust Series 3006-8 Class HN, 4.858%, 3/25/36 (a)(b)	3,792	357,616
Fannie Mae Trust Series G-7 Class S, 116.20%, 3/25/21 (a)	- (e)	6,477
Fannie Mae Trust Series G-10 Class S, 0.575%, 5/25/21 (b)	833	19,251
Fannie Mae Trust Series G-12 Class S, 0.608%, 5/25/21 (b)	663	13,473
Fannie Mae Trust Series G-17 Class S, 0.58%, 6/25/21 (b)	429	9,126
Fannie Mae Trust Series G-33 Class PV, 1.078%, 10/25/21 (b)	557	13,361
Fannie Mae Trust Series G-49 Class S, 885.30%, 12/25/21 (a)	- (e)	3,449
Fannie Mae Trust Series G-50 Class G, 1.159%, 12/25/21 (b)	317	4,150
Fannie Mae Trust Series G92-5 Class H, 9%, 1/25/22 (b)	161	31,742
Fannie Mae Trust Series G92-12 Class C, 1.017%, 2/25/22 (b)	426	10,157
Fannie Mae Trust Series G92-59 Class S, 5.023%, 10/25/22 (a)(b)	3,085	681,336
Fannie Mae Trust Series G92-60 Class SB, 1.60%, 10/25/22 (a)(b)	463	14,631
Fannie Mae Trust Series G93-2 Class KB, 0%, 1/25/23 (g)	253	205,624
Freddie Mac Multiclass Certificates Series 19 Class F, 8.50%,
3/15/20	150	158,499
Freddie Mac Multiclass Certificates Series 19 Class R, 9.757%,
3/15/20 (b)(h)	14	2,379

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities -	Par
Collateralized Mortgage Obligations	(000)	Value
Freddie Mac Multiclass Certificates Series 40 Class K, 6.50%,
8/17/24	$613	$635,295
Freddie Mac Multiclass Certificates Series 60 Class HS, 1.125%,
4/25/24 (a)(b)	33	108
Freddie Mac Multiclass Certificates Series 75 Class R, 9.50%,
1/15/21 (h)	- (e)	4
Freddie Mac Multiclass Certificates Series 75 Class RS, 19.015%,
1/15/21 (a)(h)	- (e)	4
Freddie Mac Multiclass Certificates Series 173 Class R, 0%,
11/15/21 (h)	20	20
Freddie Mac Multiclass Certificates Series 173 Class RS, 9.168%,
11/15/21 (b)(h)	- (e)	20
Freddie Mac Multiclass Certificates Series 176 Class M, 1.01%,
7/15/21 (b)	43	1,117
Freddie Mac Multiclass Certificates Series 192 Class U, 1.009%,
2/15/22 (b)	5	126
Freddie Mac Multiclass Certificates Series 200 Class R, 98.523%,
12/15/22 (b)(h)	2	23
Freddie Mac Multiclass Certificates Series 204 Class IO, 6%,
5/01/29 (b)	1,451	267,772
Freddie Mac Multiclass Certificates Series 1043 Class H, 0.022%,
2/15/21 (b)	11,481	19,179
Freddie Mac Multiclass Certificates Series 1054 Class I, 0.435%,
3/15/21 (b)	118	2,248
Freddie Mac Multiclass Certificates Series 1056 Class KD,
1.085%, 3/15/21 (b)	102	2,723
Freddie Mac Multiclass Certificates Series 1057 Class J, 1.008%,
3/15/21 (b)	125	3,263
Freddie Mac Multiclass Certificates Series 1148 Class E, 0.593%,
10/15/21 (b)	316	6,793
Freddie Mac Multiclass Certificates Series 1160 Class F, 34.85%,
10/15/21 (a)	29	43,196
Freddie Mac Multiclass Certificates Series 1179 Class O, 1.009%,
11/15/21 (b)	44	273
Freddie Mac Multiclass Certificates Series 1418 Class M, 0%,
11/15/22 (g)	128	109,567
Freddie Mac Multiclass Certificates Series 1571 Class G, 0%,
8/15/23 (g)	577	455,084
Freddie Mac Multiclass Certificates Series 1691 Class B, 0%,
3/15/24 (g)	1,704	1,376,750
Freddie Mac Multiclass Certificates Series 1706 Class IA, 7%,
10/15/23 (b)	53	1,132
Freddie Mac Multiclass Certificates Series 1720 Class PK, 7.50%,
1/15/24 (b)	31	1,195
Freddie Mac Multiclass Certificates Series 1739 Class B, 0%,
2/15/24 (g)	137	136,994

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities -	Par
Collateralized Mortgage Obligations	(000)	Value
Freddie Mac Multiclass Certificates Series 1914 Class PC, 0.75%,
12/15/11 (b)	$1,637	$12,273
Freddie Mac Multiclass Certificates Series 1961 Class H, 6.50%,
5/15/12	179	179,879
Freddie Mac Multiclass Certificates Series 2218 Class Z, 8.50%,
3/15/30	8,421	9,034,887
Freddie Mac Multiclass Certificates Series 2296 Class SA, 2.139%,
3/15/16 (b)	471	39,390
Freddie Mac Multiclass Certificates Series 2431 Class Z, 6.50%,
6/15/32	11,005	11,404,130
Freddie Mac Multiclass Certificates Series 2444 Class ST, 2.359%,
9/15/29 (b)	199	5,660
Freddie Mac Multiclass Certificates Series 2542 Class MX, 5.50%,
5/15/22 (b)	1,136	77,223
Freddie Mac Multiclass Certificates Series 2542 Class UC, 6%,
12/15/22	10,200	10,798,884
Freddie Mac Multiclass Certificates Series 2545 Class NI, 5.50%,
3/15/22 (b)	1,890	95,454
Freddie Mac Multiclass Certificates Series 2559 Class IO, 5%,
8/15/30 (b)	399	4,873
Freddie Mac Multiclass Certificates Series 2561 Class EW, 5%,
9/15/16 (b)	2,818	95,429
Freddie Mac Multiclass Certificates Series 2564 Class NC, 5%,
2/15/33	928	853,585
Freddie Mac Multiclass Certificates Series 2611 Class QI, 5.50%,
9/15/32 (b)	9,024	1,197,204
Freddie Mac Multiclass Certificates Series 2630 Class PI, 5%,
8/15/28 (b)	3,899	193,043
Freddie Mac Multiclass Certificates Series 2647 Class IV, 1.959%,
7/15/33 (b)	16,307	2,275,092
Freddie Mac Multiclass Certificates Series 2653 Class MI, 5%,
4/15/26 (b)	2,513	111,982
Freddie Mac Multiclass Certificates Series 2658 Class PI, 4.50%,
6/15/13 (b)	289	516
Freddie Mac Multiclass Certificates Series 2672 Class TQ, 5%,
3/15/23 (b)	866	8,067
Freddie Mac Multiclass Certificates Series 2687 Class IL, 5%,
9/15/18 (b)	3,633	135,075
Freddie Mac Multiclass Certificates Series 2693 Class IB, 4.50%,
6/15/13 (b)	126	45
Freddie Mac Multiclass Certificates Series 2694 Class LI, 4.50%,
7/15/19 (b)	1,801	66,906
Freddie Mac Multiclass Certificates Series 2758 Class KV, 5.50%,
5/15/23	10,936	11,375,997

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities -	Par
Collateralized Mortgage Obligations	(000)	Value
Freddie Mac Multiclass Certificates Series 2765 Class UA, 4%,
3/15/11	$1,566	$1,562,425
Freddie Mac Multiclass Certificates Series 2769 Class SQ,
10.871%, 2/15/34 (a)	4,359	3,733,796
Freddie Mac Multiclass Certificates Series 2773 Class OX, 5%,
2/15/18 (b)	3,488	203,936
Freddie Mac Multiclass Certificates Series 2780 Class SM,
1.348%, 4/15/34 (b)	15,507	438,973
Freddie Mac Multiclass Certificates Series 2825 Class NI, 5.50%,
3/15/30 (b)	6,727	771,161
Freddie Mac Multiclass Certificates Series 2827 Class SR, 1.348%,
1/15/22 (b)	10,068	323,137
Freddie Mac Multiclass Certificates Series 2840 Class SK,
15.785%, 8/15/34 (a)	1,760	1,398,047
Freddie Mac Multiclass Certificates Series 2861 Class AX, 9.008%,
9/15/34 (a)	532	555,478
Freddie Mac Multiclass Certificates Series 2865 Class SR, 1.908%,
10/15/33 (b)	17,570	2,261,693
Freddie Mac Multiclass Certificates Series 2865 Class SV, 2.753%,
10/15/33 (b)	11,899	2,239,439
Freddie Mac Multiclass Certificates Series 2927 Class BZ, 5.50%,
2/15/35	2,549	2,521,271
Freddie Mac Multiclass Certificates Series 2933 Class SL, 2.914%,
2/15/35 (b)	1,700	86,090
Freddie Mac Multiclass Certificates Series 2949 Class IO, 5.50%,
3/15/35 (b)	1,491	111,633
Freddie Mac Multiclass Certificates Series 2990 Class WR,
1.929%, 6/15/35 (b)	28,830	3,009,285
Freddie Mac Multiclass Certificates Series 3010 Class SC,
13.763%, 3/15/34 (a)	900	916,038
Freddie Mac Multiclass Certificates Series 3061 Class BD, 7.50%,
11/15/35	3,641	3,714,325
Freddie Mac Multiclass Certificates Series 3167 Class SX, 30.33%,
6/15/36 (a)	526	486,430
Freddie Mac Multiclass Certificates Series 3225 Class EY, 1.638%,
10/15/36 (b)	77,871	5,035,825
Freddie Mac Multiclass Certificates Series 3299 Class TI, 5%,
4/15/37 (b)	2,939	473,777
Freddie Mac Multiclass Certificates Series T-11 Class A9, 2.247%,
1/25/28 (a)	3,544	3,272,303
Freddie Mac Multiclass Certificates Series T-8 Class A10, 0%,
11/15/28 (g)	192	174,999
Ginnie Mae Trust Series 1996-5 Class Z, 7%, 5/16/26	859	910,858
Ginnie Mae Trust Series 2001-33 Class PB, 6.50%, 7/20/31	1,424	1,470,150
Ginnie Mae Trust Series 2003-58 Class IT, 5.50%, 7/20/33 (b)	1,520	140,467

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities -	Par
	Collateralized Mortgage Obligations	(000)	Value
	Ginnie Mae Trust Series 2003-89 Class SA, 0.84%, 10/16/33 (b)	$14,129	$813,038
	Ginnie Mae Trust Series 2004-39 Class ID, 5%, 5/20/33 (b)	1,500	389,589
	Ginnie Mae Trust Series 2004-89 Class PE, 6%, 10/20/34	3,638	3,745,746
	Ginnie Mae Trust Series 2005-18 Class SL, 1.203%, 2/20/35 (b)	13,656	688,513
	Ginnie Mae Trust Series 2005-47 Class SP, 0.853%, 8/20/32 (b)	16,337	737,588
	Total U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations - 36.7%		152,185,527
	Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage	ABN AMRO Mortgage Corp. Series 2003-4 Class A2, 5.50%,
Obligations - 19.8%	3/25/33 (b)	240	1,394
	Bank of America Funding Corp. Series 2007-2 Class 1A19, 0%,
	3/25/37 (b)	100,612	2,230,222
	Bank of America Funding Corp. Series 2007-5 Class 4A3, 3.655%,
	7/25/37 (b)	34,243	1,993,895
	Bank of America Mortgage Securities Inc. Series 2003-3 Class
	1AIO, 0.286%, 5/25/18 (b)	210,378	701,630
	Bear Stearns Asset Backed Securities Series 2007-AC2 Class X,
	0.25%, 3/25/37 (b)	24,127	251,449
	Citi Mortgage Alternative Loan Trust Series 2007-A5 Class 1A7,
	6%, 5/25/37 (b)	1,840	217,130
	Citigroup Mortgage Loan Trust, Inc. Series 2005-12 Class 1A2,
	1.615%, 8/25/35 (b)	22,883	1,132,148
	Collateralized Mortgage Obligation Trust Series 40 Class R,
	0.58%, 4/01/18 (b)(h)	264	264
	Collateralized Mortgage Obligation Trust Series 42 Class R, 6%,
	10/01/14 (b)(h)	38	2,459
	Countrywide Alternative Loan Trust Series 2005-28CB Class 1A5,
	5.50%, 8/25/35	3,273	2,883,423
	Countrywide Alternative Loan Trust Series 2005-79C Class A2,
	0%, 1/25/36 (b)	129,005	3,688,603
	Countrywide Home Loan Mortgage Pass-Through Trust Series
	2003-26 Class PO, 0%, 8/25/33 (g)	4,664	3,451,057
	Countrywide Home Loan Mortgage Pass-Through Trust Series
	2003-J4 Class PO, 0%, 6/25/33 (g)	978	705,255
	Countrywide Home Loan Mortgage Pass-Through Trust Series
	2003-J5 Class PO, 0%, 7/25/33 (g)	1,268	1,033,477
	Countrywide Home Loan Mortgage Pass-Through Trust Series
	2003-J8 Class PO, 0%, 9/25/23 (g)	1,070	749,277
	Deutsche Alt-A Securities Inc. Mortgage Series 2006-AR5 Class
	22A, 5.50%, 10/25/21	1,794	1,286,547
	Drexel Burnham Lambert CMO Trust Series K Class 1, 0%,
	9/23/17 (g)	17	17,242
	Drexel Burnham Lambert CMO Trust Series V Class 1, 0%,
	9/01/18 (g)	181	179,488

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Non-U.S. Government Agency Mortgage-Backed Securities	(000)	Value
First Boston Mortgage Securities Corp. Series C Class I-O,
10.965%, 4/25/17 (b)	$63	$13,652
First Horizon Alternative Mortgage Securities Series 2005-FA7
Class 1A7, 0%, 10/25/35 (b)	67,309	2,419,636
First Horizon Alternative Mortgage Securities Series 2005-FA9
Class A2, 0%, 12/25/35 (b)	165,889	6,061,461
First Horizon Alternative Mortgage Securities Series 2006-FA2
Class 1A4, 0.628%, 5/25/36 (b)	19,218	956,497
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%,
6/19/27 (b)	6,609	107,402
Homebanc Mortgage Trust Series 2005-4 Class A1, 1.665%,
10/25/35 (a)	4,507	1,935,021
IndyMac Index Mortgage Loan Trust Series 2006-AR33 Class 4AX,
0.165%, 1/25/37 (b)	142,807	538,655
JPMorgan Mortgage Trust Series 2004-S1 Class 1A7,
5%, 9/25/34 (i)	2,518	2,168,284
JPMorgan Mortgage Trust Series 2005-S1 Class 2A1,
8%, 1/25/35	5,519	4,977,560
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.799%,
1/25/37 (a)	1,295	937,881
Kidder Peabody Acceptance Corp Series 1993-1 Class A6,
14.03%, 8/25/23 (a)	104	111,126
Kidder Peabody Mortgage Assets Trust Series B Class A2, 9.50%,
4/22/18 (b)	47	7,919
Luminent Mortgage Trust Series 2006-A1 Class 2A1, 1.565%,
12/25/36 (a)	4,734	1,804,881
MASTR Adjustable Rate Mortgages Trust Series 2004-3 Class 3AX,
0.977%, 4/25/34 (b)	20,261	143,958
MASTR Alternative Loans Trust Series 2003-7 Class 4A3, 8%, 11/25/18	1,307	1,297,005
MASTR Alternative Loans Trust Series 2003-9 Class 15X2, 6%, 1/25/19 (b)	1,181	180,632
MASTR Asset Securitization Trust Series 2004-3 Class 4A15, 0%, 3/25/34 (g)	314	105,213
Morgan Stanley Mortgage Loan Trust Series 2004-3 Class 1AX, 5%, 5/25/19 (b)	1,216	138,890
Residential Accredit Loans, Inc. Series 2003-QS14 Class A1, 5%, 7/25/18	5,725	5,217,348
Residential Accredit Loans, Inc. Series 2005-QS16 Class A2, 0%, 11/25/35 (b)	131,142	4,214,177
Residential Asset Securitization Trust Series 2005-A15 Class 1A8, 0%, 2/25/36 (g)	983	339,496
Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33	8,883	8,962,472

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Non-U.S. Government Agency Mortgage-Backed Securities	(000)	Value
	Sequoia Mortgage Trust Series 2005-2 Class XA,
	0.998%, 3/20/35 (b)	$47,640	$762,247
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-11
	Class A, 5.593%, 8/25/34 (a)	1,853	1,830,060
	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18
	Class 7AX, 5.50%, 9/25/35 (b)	4,581	809,749
	Structured Adjustable Rate Mortgage Loan Trust Series 2005-20
	Class 3AX, 5.50%, 10/25/35 (b)	3,625	494,781
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-2
	Class 4AX, 5.50%, 3/25/36 (b)	12,124	1,768,846
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-7
	Class 3AS, 2.374%, 8/25/36 (b)	39,800	4,346,195
	Structured Mortgage Asset Residential Trust Series 1993-3C Class
	CX, 0%, 4/25/24 (g)	11	11,277
	Summit Mortgage Trust Series 2000-1 Class B1, 6.782%,
	12/28/12 (a)(h)	2	1,725
	Vendee Mortgage Trust Series 1999-2 Class 1IO,
	0.052%, 5/15/29 (b)	76,215	187,847
	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class
	A3, 3.549%, 4/25/35 (a)	3,000	2,788,368
	WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Class
	2A1C, 4.36%, 1/25/46 (a)	6,865	1,716,146
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates Series 2005-8 Class 1A4, 1.215%, 10/25/35 (b)	8,653	214,625
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates Series 2005-9 Class CP, 0%, 11/25/35 (g)	912	591,676
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates Series 2007-1 Class 1A3, 1.765%, 2/25/37 (a)	7,294	3,520,177
			82,207,845
Commercial Mortgage-	CS First Boston Mortgage Securities Corp. Series 1997-C1 Class
Backed Securities - 1.3%	AX, 1.672%, 6/20/29 (b)	5,202	157,130
	Commercial Mortgage Acceptance Corp. Series 1997-ML1 Class
	IO, 0.705%, 12/15/30 (b)	12,170	288,311
	Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class
	A3, 5.542%, 1/15/49 (a)	2,420	1,553,611
	First Union-Lehman Brothers Commercial Mortgage Series 1997-
	C2 Class D, 7.12%, 11/18/29	3,500	3,112,171
	Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438%,
	7/15/29 (b)	64	10
			5,111,233
	Total Non-U.S. Government Agency Mortgage-Backed
	Securities - 21.1%		87,319,078
	U.S. Government and Agency Obligations
	Federal Housing Administration, General Motors Acceptance
	Corp. Projects, Series 56, 7.43%, 11/01/22	338	337,021

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	U.S. Government and Agency Obligations	(000)	Value
	Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 2/01/23 (j)	$2	$2,291
	Federal Housing Administration, Reilly Project, Series 41, 8.28%, 3/01/20	713	711,716
	Federal Housing Administration, USGI Projects, Series 87, 7.43%, 12/01/22	76	75,847
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 6/01/21	5,193	5,186,786
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 10/01/23	80	79,514
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 10/01/23	235	234,838
	Overseas Private Investment Corp., 4.09%, 5/29/12	338	315,696
	Overseas Private Investment Corp., 4.30%, 5/29/12 (a)	848	938,384
	Overseas Private Investment Corp., 4.64%, 5/29/12	715	801,852
	Overseas Private Investment Corp., 4.68%, 5/29/12	405	435,982
	Overseas Private Investment Corp., 4.87%, 5/29/12	3,072	3,476,947
	Resolution Funding Corp., 9.655%, 4/15/30 (k)	13,000	5,327,985
	Small Business Administration Series 1, 1%, 4/01/15 (b)	3,735	37,355
	U.S. Treasury STRIPS, 0%, 11/15/24 (c)(g)(l)(m)	40,000	22,793,720
	Total U.S. Government and Agency Obligations - 9.8%		40,755,934
	Total Long Term Securities
	(Cost - $691,244,551) - 172.8%		716,121,610
	Short-Term Securities
Borrowed Bond	JPMorgan Chase & Co., Inc., purchased on 9/15/2008 to yield
Agreement	0.90% to 9/15/2009	21,187	21,187,306
	Total Short-Term Securities
	(Cost - $21,187,306) - 5.1%		21,187,306
	Options Purchased	Contracts (n)
Call Swaptions	Receive a fixed rate of 5.47% and pay a floating rate based on 3-
	month LIBOR, expiring May 2012	12	2,196,834
Put Swaptions	Pay a fixed rate of 4.70% and receive a floating rate based on 3-month LIBOR, expiring January 2009	130	63,570
	Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012	12	277,574
	Pay a fixed rate of 5.78% and receive a floating rate based 3- month LIBOR, expiring August 2010	3	25,514
			366,658
	Total Options Purchased
	(Cost - $2,961,660) - 0.6%		2,563,492
	Total Investments Before Borrowed Bond,
	TBA Sale Commitments and Options Written
	(Cost - $715,393,517*) - 178.5%		739,872,408

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Borrowed Bond	(000)	Value
	U.S. Treasury Note, 4.75% 5/31/12	$(19,505)	$(21,790,752)
	Total Borrowed Bond
	(Proceeds - $19,383,094) - (5.3)%		(21,790,752)
	TBA Sale Commitments
	Fannie Mae Guaranteed Pass-Through Certificates, 5.0%,
	6/01/33 - 12/15/38	(9,000)	(9,063,720)
	Fannie Mae Guaranteed Pass-Through Certificates, 5.50%,
	6/01/21 - 12/15/38	(5,200)	(5,294,307)
	Fannie Mae Guaranteed Pass-Through Certificates, 6%,
	10/01/36 - 12/15/38	(20,700)	(21,173,657)
	Fannie Mae Guaranteed Pass-Through Certificates, 6.50%,
	7/01/36 - 12/15/38	(20,000)	(20,558,860)
	Freddie Mac Mortgage Participation Certificates,
	5%, 12/01/34	(5,000)	(5,029,155)
	Total TBA Sale Commitments
	(Proceeds - $60,306,188) - (14.7)%		(61,119,699)
	Options Written	Contracts (n)
Call Swaptions	Pay a fixed rate of 5.325% and receive a floating rate based on
	3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank N.A.	11	(956,820)
	Pay a fixed rated of 5.485% and receive a floating rate based on
	3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank N.A.	5	(1,030,887)
	Pay a fixed rated of 5.67% and receive a floating rate based on
	3-month LIBOR, expiring January 2010, Broker Citibank N.A.	12	(2,512,724)
			(4,500,431)
Put Swaptions	Receive a fixed rate of 5.325% and pay a floating rate based on
	3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank N.A.	11	(196,270)
	Receive a fixed rate of 5.485% and pay a floating rate based on
	3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank N.A.	5	(33,420)
	Receive a fixed rate of 5.67% and pay a floating rate based on
	3-month LIBOR, expiring January 2010, Broker Citibank N.A.	12	(72,317)
			(302,007)
	Total Options Written
	(Premiums Received - $2,385,959) - (1.2)%		(4,802,438)
	Total Investments Net of Borrowed Bond,
	TBA Sale Commitments
	and Options Written - 157.3%		652,159,519
	Liabilities in Excess of Other Assets - (57.3)%		(237,590,823)
	Net Assets - 100.0%		$414,568,696

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate Cost	$715,529,153
	Gross unrealized appreciation	$70,526,265
	Gross unrealized depreciation	(46,183,010)
	Net unrealized depreciation	$24,343,255

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	All or a portion of security held as collateral in connection with swaps.
(d)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(e)	Amount is less than $1,000.
(f)	All or a portion of security held as collateral in connection with financial futures contracts.
(g)	Represents a principal only portion of a mortgage-backed security.
(h)	Security is fair valued.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Loss	Income
Federal Housing Administration, Merrill
Projects, Series 54, 7.43%, 2/01/23	-	$35	$(1)	$44

(k)	Represents a zero-coupon bond. Rate shown is as of report date.
(l)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(m)	Separately Traded Registered Interest and Principal of Securities (STRIPS).
(n)	One contract represents a notional amount of $1,000,000.

•

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of November 30, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
JPMorgan
Securities Inc.	0.40%	11/17/08	TBD	$2,487,915	$2,487,500
Barclays Capital Inc.	0.70%	11/19/08	12/02/08	1,007,755	1,007,500
Barclays Capital Inc.	0.50%	11/20/08	12/02/08	1,035,173	1,035,000
Total				$4,530,843	$4,530,000

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

•	Financial future contracts sold as of November 30, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation
	33	10-Year U.S. Treasury Bond	December 2008	$3,699,022	$(356,369)
	72	2-Year U.S. Treasury Bond	December 2008	$15,320,768	(402,232)
	262	EuroDollar Futures	December 2008	$63,599,168	(508,957)
	395	2-Year U.S. Treasury Bond	March 2009	$85,196,014	(444,924)
	251	EuroDollar Futures	March 2009	$64,091,211	(453,989)
	250	EuroDollar Futures	June 2009	$60,756,837	(540,038)
	270	EuroDollar Futures	September 2009	$65,488,363	(685,262)
	163	EuroDollar Futures	December 2009	$39,453,032	(453,443)
	152	EuroDollar Futures	March 2010	$36,720,836	(486,864)
	162	EuroDollar Futures	June 2010	$39,032,672	(578,353)
	174	EuroDollar Futures	September 2010	$41,837,884	(631,166)
	109	EuroDollar Futures	December 2010	$26,120,156	(409,082)
	83	EuroDollar Futures	March 2011	$19,872,022	(295,941)
	98	EuroDollar Futures	June 2011	$23,443,751	(318,799)
	120	EuroDollar Futures	September 2011	$28,699,134	(340,866)
	Total				$(6,906,285)

•	Interest rate floors outstanding as of November 30, 2008 were as follows:
		Notional
		Amount		Unrealized
		(000)	Value	Depreciation
	Pay a fixed rated of 4.80% and receive a floating rate based on
	3-month LIBOR
	Broker, The Goldman Sachs Group, Inc.
	Expiring March 2011	$105,000	$(4,996,635)	$(3,834,635)

	Pay a fixed rated of 4.95% and receive a floating rate based
	on 3-month LIBOR
	Broker, JPMorgan Chase Bank N.A.
	Expiring March 2011	$60,000	(2,217,240)	(1,575,240)

	Pay a fixed rated of 5.50% and receive a floating rate based
	on 3-month LIBOR
	Broker, UBS AG
	Expiring March 2010 (h)	$53,000	(2,325,375)	(1,530,375)

	Pay a fixed rated of 5.50% and receive a floating rate based
	on 3-month LIBOR
	Broker, Citibank N.A.
	Expiring September 2011 (h)	$31,000	(2,457,804)	(1,863,637)
	Total		$(11,997,054)	$(8,803,887)

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

•	Interest rate swaps outstanding as of November 30, 2008 were as follows:
		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
	Receive a fixed rate of 5.38341% and pay a floating rate based
	on 3-month LIBOR
	Broker, Credit Suisse International
	Expires July 2009	$200,000	$3,507,935

	Receive a fixed rate of 4.05% and pay a floating rate based
	on 3-month LIBOR
	Broker, Barclays London
	Expires December 2009	$5,600	112,626

	Receive a fixed rate of 4.31996% and pay a floating rate based
	on 3-month LIBOR
	Broker, UBS AG
	Expires September 2010	$12,000	466,752

	Receive a fixed rate of 2.895% and pay a floating rate based
	on 3-month LIBOR
	Broker, Barclays London
	Expires September 2010	$7,400	104,994

	Pay a fixed rate of 2.898% and receive a floating rate based
	on 3-month LIBOR
	Broker, Deutsche Bank AG
	Expires September 2010	$22,300	(317,579)

	Receive a fixed rate of 4.95% and pay a floating rate based
	on 3-month LIBOR
	Broker, UBS AG
	Expires November 2011	$4,400	334,136

	Receive a fixed rate of 5.025% and pay a floating rate based
	on 3-month LIBOR
	Broker, Deutsche Bank AG
	Expires November 2011	$3,000	232,974

	Receive a fixed rate of 5.39256% and pay a floating rate based
	on 3-month LIBOR
	Broker, Credit Suisse International
	Expires June 2012	$64,000	6,258,250

	Pay a fixed rate of 4.115% and receive a floating rate based
	on 3-month LIBOR
	Broker, The Goldman Sachs Group, Inc.
	Expires August 2013	$19,700	(1,213,032)

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 4.88911% and receive a floating rate based on 3-month LIBOR
Broker, The Goldman Sachs Group, Inc.
Expires April 2014	$19,000	$(1,908,294)

Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2014	$12,500	(995,923)

Receive a fixed rate of 4.8834% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG
Expires March 2015	$25,000	2,782,258

Pay a fixed rate of 4.925% and receive a floating rate based on 3-month Lehman Brothers Municipal Swap Index
Broker, Deutsche Bank AG
Expires March 2015	$16,000	(1,817,910)

Pay a fixed rate of 4.50% and receive a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires May 2015	$3,000	(274,283)

Receive a fixed rate of 4.442% and pay a floating rate based on 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires July 2015	$4,500	384,497

Receive a fixed rate of 5.94% and pay a floating rate based
on 3-month LIBOR
Broker, UBS AG
Expires December 2015	$2,800	520,145

Receive a fixed rate of 4.87% and pay a floating rate based
on 3-month Lehman Brothers Muni Swap Index
Broker, The Goldman Sachs Group, Inc.
Expires January 2016	$5,500	646,333

Receive a fixed rate of 5.723% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires July 2016	$5,400	968,663

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG
Expires February 2017	$11,900	$1,914,087

Receive a fixed rate of 5.25% and pay a floating rate based
on 3-month LIBOR
Broker, The Goldman Sachs Group, Inc.
Expires April 2017	$800	125,950

Pay a fixed rate of 5.74% and receive a floating rate based
on 3-month LIBOR
Broker, Deutsche Bank AG	$1,400	(278,791)
Expires June 2017

Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,800	(331,771)

Pay a fixed rate of 5.85% and receive a floating rate based
on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,000	(207,472)

Receive a fixed rate of 5.505% and pay a floating rate based on 3-month LIBOR
Broker, Bank of America N.A.
Expires August 2017	$165,647	30,244,406

Pay a fixed rate of 4.4575% and receive a floating rate based on 3-month LIBOR
Broker, The Goldman Sachs Group, Inc.
Expires January 2018	$2,600	(274,144)

Pay a fixed rate of 5.135% and receive a floating rate based on 3-month LIBOR
Broker, Barclays London
Expires April 2018	$5,700	(682,692)

Pay a fixed rate of 5.88% and receive a floating rate based
on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$63,930	(13,240,655)

Pay a fixed rate of 5.46% and receive a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires August 2018	$3,800	(651,745)

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 4.545% and receive a floating rate based on 3-month LIBOR
Broker, Citibank N.A.
Expires September 2018	$98,400	$(11,759,292)

Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires September 2018	$7,400	(675,864)

Receive a fixed rate of 4.35% and pay a floating rate based
on 3-month LIBOR
Broker, UBS AG
Expires October 2018	$42,000	4,312,490

Receive a fixed rate of 4.66% and pay a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires October 2018	$5,000	640,353

Pay a fixed rate of 4.31% and receive a floating rate based
on 3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2018	$66,000	(6,575,803)

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires August 2022	$9,565	2,411,595
Total		$14,763,194

BlackRock Income Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Investments Sold	Other Financial
Inputs	Securities	Short	Instruments*
Level 1	$227,892,107	-	$(6,906,285)
Level 2	442,321,351	$(21,790,752)	5,310,373
Level 3	5,975,759	-	(4,783,179)
Total	$676,189,217	$(21,790,752)	$(6,379,091)
* Other financial instruments are swaps, interest rate floors, futures and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
Balance, as of September 1, 2008	$5,942,020	$(3,874,001)
Accrued discounts/premiums	-	-
Realized gain (loss)	44	113,332
Change in unrealized appreciation
(depreciation)	34,551	(1,022,510)
Net purchases (sales)	(273,455)	-
Net transfers in/out of Level 3	272,599	-
Balance, as of November 30, 2008	$5,975,759	(4,783,179)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Trust, Inc.

	Date:	January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

	Date:	January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

	Date:	January 20, 2009